Taxation - Disclosure of Information About Provision for Deferred Tax Assets (Details)	Jul. 31, 2017 CAD
MajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Tax losses	CAD 5,487,000
Resource pools	4,334,000
Equipment and other	195,000
Within one year [Member]
MajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Tax losses
Resource pools
Equipment and other
One to five years [Member]
MajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Tax losses
Resource pools
Equipment and other
After five years [Member]
MajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Tax losses	5,487,000
Resource pools
Equipment and other	82,000
No expiry date [Member]
MajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Tax losses
Resource pools	4,334,000
Equipment and other	CAD 113,000